UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal
Money Market Fund

November 30, 2008

1.810684.104

CFS-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.53% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	$ 4,300	$ 4,300
Alaska - 0.1%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series 2003 A, 0.95%, VRDN (c)	6,000	6,000
California - 89.3%
ABAG Fin. Auth. for Nonprofit Corp. Rev.:
(Casa De Las Campanas, Inc. Proj.) Series 2007 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)	20,700	20,700
(Eskaton Properties, Inc. Proj.) Series 2008 B, 1%, LOC Bank of America NA, VRDN (c)	16,200	16,200
(On Lok Sr. Health Svcs. Proj.) Series 2008, 0.55%, LOC Wells Fargo Bank NA, VRDN (c)	4,710	4,710
(Point Loma Nazarene Univ. Proj.) 0.65%, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
(Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.7%, LOC Bank of America NA, VRDN (c)	5,640	5,640
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 0.86%, LOC Union Bank of California, VRDN (c)(e)	11,600	11,600
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.9%, LOC Freddie Mac, VRDN (c)(e)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev. Participating VRDN:
Series BA 08 3035X, 1.43% (Liquidity Facility Bank of America NA) (c)(g)	6,385	6,385
Series ROC II R 11407, 1.11% (Liquidity Facility Citibank NA) (c)(g)	11,000	11,000
Series ROC II R 781PB, 1.25% (Liquidity Facility Deutsche Postbank AG) (c)(g)	19,035	19,035
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series BA 08 1058, 0.88% (Liquidity Facility Bank of America NA) (c)(g)	2,250	2,250
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 1% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	6,930	6,930
Series Putters 3211, 0.98% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,595	8,595
Berkeley Unified School District Gen. Oblig. TRAN 3% 11/24/09	10,100	10,281
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	14,288	14,288
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Communities Note Prog. TRAN:
Series 2008 A3, 3% 6/30/09	$ 14,100	$ 14,209
Series 2008 A4, 3% 6/30/09	12,100	12,194
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series 1:
1.5% 3/5/09, CP	13,035	13,035
2.75% 3/5/09, CP	2,240	2,240
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN Series DBE 705, 0.85% (Liquidity Facility Deutsche Bank AG) (c)(g)	7,195	7,195
Series 2002 B1, 0.5%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	79,145	79,145
Series 2002 B2, 0.65%, LOC BNP Paribas SA, VRDN (c)	51,420	51,420
Series 2002 B3, 0.5%, LOC Bank of New York, New York, VRDN (c)	46,200	46,200
Series 2002 B4, 0.8%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	40,615	40,615
Series 2002 B5, 0.45%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (c)	11,650	11,650
Series 2002 B6, 0.53%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	9,000	9,000
Series 2002 C10, 0.5%, LOC Landesbank Hessen-Thuringen, VRDN (c)	20,380	20,380
Series 2002 C14, 0.7%, LOC WestLB AG, VRDN (c)	5,960	5,960
Series 2002 C15, 0.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	5,280	5,280
Series 2002 C4, 0.45%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (c)	48,800	48,800
Series 2002 C8, 0.35%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	59,650	59,650
Series 2005 F1, 0.5%, LOC Lloyds TSB Bank PLC, VRDN (c)	36,340	36,340
Series 2005 F2, 0.7%, LOC JPMorgan Chase Bank, LOC Societe Generale, VRDN (c)	18,600	18,600
Series 2005 F3, 0.5%, LOC Bank of New York, New York, LOC California Pub. Employees' Retirement Sys., VRDN (c)	33,400	33,400
Series 2008 I1, 0.5%, LOC Allied Irish Banks PLC, VRDN (c)	20,620	20,620
Series 2008 I2, 0.5%, LOC Landesbank Hessen-Thuringen, VRDN (c)	12,200	12,200
Series 2008 J2, 0.4%, LOC JPMorgan Chase Bank, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	88,950	88,950
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series BBT 08 28, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	7,285	7,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery:
Bonds:
Series 2004 A, 5% 1/1/09	$ 15,050	$ 15,090
Series 2008 A:
3% 1/1/09	46,700	46,739
5% 7/1/09	6,500	6,627
Participating VRDN Series Putters 3025, 0.98% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,495	12,495
Series 2004 C1, 0.65% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	30,450	30,450
Series 2004 C11, 0.5%, LOC BNP Paribas SA, VRDN (c)	7,470	7,470
California Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 07 0066, 1% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	14,200	14,200
(California Institute of Technology Proj.) Series 2006 B, 0.25%, VRDN (c)	3,700	3,700
(Stanford Univ. Proj.) Series L2, 0.3%, VRDN (c)	3,275	3,275
California Gen. Oblig.:
Bonds:
4% 3/1/09	14,200	14,260
4% 4/1/09	13,700	13,804
5% 2/1/09	5,050	5,076
5.5% 9/1/29 (Pre-Refunded to 9/1/09 @ 101) (f)	10,000	10,365
6.6% 2/1/09	6,500	6,551
Participating VRDN Series ROC II R 11402, 1.32% (Liquidity Facility Citibank NA) (c)(g)	8,200	8,200
Series 2003 A1, 0.65%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (c)	7,500	7,500
Series 2003 A2, 0.8%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (c)	40,500	40,500
Series 2003 B2, 0.4%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Series 2003 B3, 0.45%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (c)	45,300	45,300
Series 2003 C1, 0.65%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (c)	2,150	2,150
Series 2003 C2, 0.65%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (c)	16,955	16,955
Series 2003 C4, 0.5%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (c)	21,500	21,500
Series 2004 A1, 0.8%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	12,500	12,500
Series 2005 A2, 0.7%, LOC Calyon SA, VRDN (c)	22,250	22,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005 B2, 0.4%, LOC Societe Generale, VRDN (c)	$ 1,370	$ 1,370
Series 2005 B3, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)	30,805	30,805
Series 2005 B6, 0.6%, LOC KBC Bank NV, VRDN (c)	44,770	44,770
Series 2005 B7, 0.75%, LOC Landesbank Hessen-Thuringen, VRDN (c)	9,500	9,500
California Health Facilities Fing. Auth. Rev.:
Participating VRDN:
Series MS 06 1858, 0.8% (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	3,357	3,357
Series Putters 3146, 0.98% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	51,225	51,225
(Catholic Healthcare West Proj.):
Series 2004 J, 0.57%, LOC Bank of America NA, VRDN (c)	5,440	5,440
Series 2005 H, 0.57%, LOC Bank of America NA, VRDN (c)	18,120	18,120
Series 2008 A, 0.57%, LOC Bank of America NA, VRDN (c)	25,850	25,850
Series 2008 B, 0.57%, LOC Bank of America NA, VRDN (c)	30,700	30,700
Series 2008 C, 0.57%, LOC Bank of America NA, VRDN (c)	44,800	44,800
(Northern California Presbyterian Homes Proj.) Series 2004, 0.8%, LOC Allied Irish Banks PLC, VRDN (c)	33,930	33,930
(Scripps Health Proj.):
Series 2008 C, 0.55%, LOC Union Bank of California, VRDN (c)	8,535	8,535
Series 2008 D, 0.57%, LOC Bank of America NA, VRDN (c)	24,660	24,660
Series 2008 E, 0.57%, LOC Bank of America NA, VRDN (c)	20,985	20,985
Series 2008 F, 0.52%, LOC Northern Trust Co., Chicago, VRDN (c)	7,300	7,300
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.57%, LOC Bank of America NA, VRDN (c)	12,085	12,085
(Stanford Hosp. and Clinics Proj.) Series 2008 A2, 0.4%, LOC Bank of America NA, VRDN (c)	10,500	10,500
California Hsg. Fin. Agcy. Rev.:
Participating VRDN:
Series BA 07 1021, 1.08% (Liquidity Facility Bank of America NA) (c)(e)(g)	16,360	16,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Participating VRDN:
Series BA 07 1022, 1.08% (Liquidity Facility Bank of America NA) (c)(e)(g)	$ 5,405	$ 5,405
Series BA 08 3309, 1.08% (Liquidity Facility Bank of America NA) (c)(e)(g)	10,355	10,355
Series Putters 2878, 1.13% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)	8,230	8,230
Series Putters 3137, 1.18% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(g)	8,535	8,535
Series ROC II R 11445, 1.09% (Liquidity Facility Citibank NA) (c)(e)(g)	15,970	15,970
Series ROC II R 11506, 1.12% (Liquidity Facility Citibank NA) (c)(e)(g)	9,405	9,405
(Home Mtg. Prog.):
Series 2003 M, 0.9% (Liquidity Facility Bank of America NA), VRDN (c)(e)	14,000	14,000
Series 2005 D:
0.95% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (c)(e)	104,905	104,905
0.95% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (c)(e)	15,130	15,130
Series 2005 F, 0.8% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(e)	3,700	3,700
Series 2006 C:
0.9% (Liquidity Facility Calyon SA), VRDN (c)(e)	59,005	59,005
0.9% (Liquidity Facility Calyon SA), VRDN (c)(e)	47,340	47,340
Series 2007 K:
0.9% (Liquidity Facility KBC Bank NV), VRDN (c)(e)	5,000	5,000
0.9% (Liquidity Facility KBC Bank NV), VRDN (c)(e)	20,000	20,000
Series 2008 C, 0.85% (Liquidity Facility Bank of New York, New York), VRDN (c)(e)	3,045	3,045
Series 2008 D, 1.1% (Liquidity Facility Bank of America NA), VRDN (c)(e)	14,000	14,000
Series 2008 E, 0.8% (Liquidity Facility KBC Bank NV), VRDN (c)(e)	1,400	1,400
California Infrastructure & Econ. Dev. Bank (Betts Spring Co. Proj.) Series 2008, 0.95%, LOC Bank of America NA, VRDN (c)(e)	10,000	10,000
California Infrastructure & Econ. Dev. Bank Rev.:
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 4% 2/1/09	6,000	6,018
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(The J. Paul Getty Trust Proj.):
Series 2007 A1, 1.7%, tender 4/1/09 (c)	$ 8,800	$ 8,800
Series 2007 A4, 1.7%, tender 4/1/09 (c)	6,000	6,000
(California Academy of Sciences Proj.):
Series 2008 A, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (c)	31,750	31,750
Series 2008 B, 0.5%, LOC Allied Irish Banks PLC, VRDN (c)	17,960	17,960
Series 2008 C, 0.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	17,465	17,465
(India Cmnty. Ctr., Inc. Proj.) Series 2007 A, 0.7%, LOC Bank of America NA, VRDN (c)	2,955	2,955
(Orange County Performing Arts Ctr. Proj.):
Series 2008 A, 0.7%, LOC Bank of America NA, VRDN (c)	9,900	9,900
Series 2008 B, 0.45%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)	20,000	20,000
Series 2008 C, 0.7%, LOC Allied Irish Banks PLC, VRDN (c)	7,000	7,000
(RAND Corp. Proj.) Series 2008 B, 0.7%, LOC Bank of America NA, VRDN (c)	24,900	24,900
(The Contemporary Jewish Museum Proj.) Series 2006, 0.7%, LOC Bank of America NA, VRDN (c)	100	100
(The J. Paul Getty Trust Proj.):
Series 2003 B, 0.75%, VRDN (c)	18,800	18,800
Series 2003 D, 0.5%, VRDN (c)	4,800	4,800
California Muni. Fin. Auth. Solid Waste Rev. (Allied Waste North America, Inc. Proj.) Series 2008 B, 1.05%, LOC Bank of America NA, VRDN (c)(e)	51,750	51,750
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.75%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Series 1996 E, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)	85,500	85,500
Series 1996 F, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)	31,100	31,100
Series 1997 B, 1.2%, LOC JPMorgan Chase Bank, VRDN (c)(e)	133,190	133,190
California Poll. Cont. Fing. Auth. Envir. Impt. Rev.:
(Air Products & Chemicals Proj.) Series 1997 B, 1.4%, VRDN (c)(e)	32,000	32,000
(Atlantic Richfield Co. Proj.) Series 1997 A, 0.8% (BP PLC Guaranteed), VRDN (c)(e)	525	525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Envir. Impt. Rev.: - continued
(Browning Ferris Ind. Proj.) Series 1997 B, 0.8%, LOC Deutsche Bank AG, VRDN (c)(e)	$ 10,000	$ 10,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev.:
(Atlantic Richfield Co. Proj.) Series 1994 A, 1.15%, VRDN (c)(e)	43,500	43,500
(Burney Forest Prod. Proj.) 1.55%, LOC Union Bank of California, VRDN (c)(e)	13,900	13,900
California Pub. Works Board Lease Rev. Bonds (Dept. of Corrections, Del Norte Proj.) Series 1993 C, 5.125% 12/1/08	9,000	9,000
California State Univ. Rev.:
2001 A, 1% 1/6/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,010	8,010
Series 2001 A, 1.33% 12/2/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,672	5,672
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 0.95%, LOC Bank of America NA, VRDN (c)(e)	1,375	1,375
California Statewide Cmnty. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 1.1%, LOC Wells Fargo Bank NA, VRDN (c)(e)	805	805
(Rix Industries Proj.) Series 1996 I, 1.1%, LOC Wells Fargo Bank NA, VRDN (c)(e)	1,040	1,040
(Supreme Truck Bodies of California Proj.) 1.1%, LOC JPMorgan Chase Bank, VRDN (c)(e)	650	650
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.9%, LOC Fannie Mae, VRDN (c)(e)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.9%, LOC Freddie Mac, VRDN (c)(e)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.9%, LOC Fannie Mae, VRDN (c)(e)	17,300	17,300
(Coventry Place Apts. Proj.) Series 2002 JJ, 1.25%, LOC Fannie Mae, VRDN (c)(e)	5,165	5,165
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.9%, LOC Fannie Mae, VRDN (c)(e)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	20,000	20,000
(Grove Apts. Proj.) Series X, 0.9%, LOC Fannie Mae, VRDN (c)(e)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.9%, LOC Freddie Mac, VRDN (c)(e)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.: - continued
(Irvine Apt. Communities LP Proj.):
Series 2001 W1, 0.75%, LOC Wells Fargo Bank NA, VRDN (c)(e)	$ 9,200	$ 9,200
Series 2001 W3, 0.75%, LOC Wells Fargo Bank NA, VRDN (c)(e)	18,000	18,000
(Maple Square Apt. Proj.) Series AA, 0.84%, LOC Citibank NA, VRDN (c)(e)	19,800	19,800
(Marlin Cove Apts. Proj.) Series V, 0.9%, LOC Fannie Mae, VRDN (c)(e)	34,000	34,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.84%, LOC Bank of America NA, VRDN (c)(e)	41,800	41,800
(Northwood Apts. Proj.) Series N, 0.9%, LOC Freddie Mac, VRDN (c)(e)	5,000	5,000
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.9%, LOC Freddie Mac, VRDN (c)(e)	10,000	10,000
(River Run Sr. Apts. Proj.) Series LL, 0.9%, LOC Fannie Mae, VRDN (c)(e)	13,505	13,505
(Salvation Army S.F. Proj.) 0.95%, LOC Fannie Mae, VRDN (c)(e)	17,545	17,545
(Sunrise Fresno Proj.) Series B, 0.9%, LOC Fannie Mae, VRDN (c)(e)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.89%, LOC California Teachers Retirement Sys., VRDN (c)(e)	6,725	6,725
(The Crossings at Elk Grove Apts.) Series H, 0.84%, LOC Citibank NA, VRDN (c)(e)	8,050	8,050
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.84%, LOC Citibank NA, VRDN (c)(e)	25,615	25,615
(Vineyard Creek Apts. Proj.) Series O, 0.9%, LOC Fannie Mae, VRDN (c)(e)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 0.9%, LOC Fannie Mae, VRDN (c)(e)	13,950	13,950
(Vizcaya Apts. Proj.) Series B, 0.9%, LOC Freddie Mac, VRDN (c)(e)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.9%, LOC Fannie Mae, VRDN (c)(e)	32,500	32,495
California Statewide Communities Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2004 K, 1.8% tender 3/5/09, CP mode	11,300	11,300
Series 2008 C, 1.95%, tender 5/28/09 (c)	14,000	14,000
(American Baptist Homes of the West Proj.) Series 2006, 0.6%, LOC Bank of America NA, VRDN (c)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series 2008 F, 0.57%, LOC Bank of America NA, VRDN (c)	$ 49,700	$ 49,700
Series 2008 G, 0.57%, LOC Bank of America NA, VRDN (c)	8,600	8,600
(Children's Hosp. Los Angeles Proj.) Series 2008 B, 0.7%, LOC Bank of America NA, VRDN (c)	33,000	33,000
(Cottage Health Sys. Obligated Group Proj.):
Series 2008 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	28,000	28,000
Series 2008 E, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	21,990	21,990
(JTF Enterprises LLC Proj.) Series 1996 A, 1.1%, LOC Bank of America NA, VRDN (c)(e)	3,000	3,000
(Kaiser Permanente Health Sys. Proj.):
Series 2003 D, 0.4%, VRDN (c)	13,000	13,000
Series 2004 M, 0.45%, VRDN (c)	7,700	7,700
Series 2008 A, 0.4%, VRDN (c)	81,300	81,300
(Los Angeles County Museum of Art Proj.):
Series 2008 A, 0.52%, LOC Wells Fargo Bank NA, VRDN (c)	24,550	24,550
Series 2008 C, 0.47%, LOC Wells Fargo Bank NA, VRDN (c)	13,600	13,600
Series 2008 D, 0.5%, LOC Wells Fargo Bank NA, VRDN (c)	35,500	35,500
Series 2008 E, 0.45%, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
(North Peninsula Jewish Campus Proj.) 0.7%, LOC Bank of America NA, VRDN (c)	4,245	4,245
(Oakmont Stockton Proj.) Series 1997 C, 0.84%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(e)	5,960	5,960
Series 2008 B, 0.65% 2/2/09, CP	35,000	35,000
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 0.45%, LOC Wells Fargo Bank NA, VRDN (c)	6,100	6,100
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.9%, LOC Fannie Mae, VRDN (c)(e)	600	600
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (1994 Rfdg. Proj.) Series 2008 A, 0.54%, LOC Wells Fargo Bank NA, VRDN (c)	4,600	4,600
Chula Vista Multi-Family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 0.85%, LOC Fannie Mae, VRDN (c)(e)	18,970	18,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.9%, LOC Freddie Mac, VRDN (c)(e)	$ 28,700	$ 28,700
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series EBL 07 0072, 1.37% (Liquidity Facility Citibank NA) (c)(g)	6,600	6,600
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series EGL 7 05 0045, 1.37% (Liquidity Facility Citibank NA) (c)(g)	11,900	11,900
Series 2008 B1, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	15,000	15,000
Fremont Ctfs. of Prtn. 0.65%, LOC Allied Irish Banks PLC, VRDN (c)	6,300	6,300
Fremont Gen. Oblig. TRAN 3% 9/29/09	15,300	15,464
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.9% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	75,600	75,600
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series Putters 2091, 1.18% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,630	2,630
Irvine Impt. Bond Act of 1915 (Assessment District #89-10 Proj.) 0.7%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)	11,450	11,450
Irvine Ranch Wtr. District Rev.:
(District #105 Impt. Proj.) Series 2008 B, 0.5%, LOC Landesbank Baden-Wuert, VRDN (c)	11,165	11,165
(District #105, 140, 240, 250 Impt. Proj.) Series 1995, 0.45%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	10,000	10,000
Series 1985 C, 0.85%, LOC Landesbank Hessen-Thuringen, VRDN (c)	975	975
Livermore Gen. Oblig. TRAN 3.5% 11/2/09	10,850	10,977
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.95%, LOC Freddie Mac, VRDN (c)(e)	6,525	6,525
Long Beach Hbr. Rev. Participating VRDN:
Series Putters 2705, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(g)	5,000	5,000
Series SG 147, 0.9% (Liquidity Facility Societe Generale) (c)(e)(g)	9,890	9,890
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	55,600	55,600
Los Angeles County Gen. Oblig.:
TRAN Series A, 3% 6/30/09	40,000	40,114
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig.: - continued
0.95% 12/9/08, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	$ 34,000	$ 34,000
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.95%, LOC Freddie Mac, VRDN (c)(e)	18,650	18,650
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series EGL 03 27, 1.37% (Liquidity Facility Citibank NA) (c)(g)	14,850	14,850
Los Angeles Dept. Arpt. Rev. Series 2003 A, 0.7%, LOC BNP Paribas SA, VRDN (c)(e)	17,700	17,700
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series EGL 06 10 Class A, 1.39% (Liquidity Facility Citibank NA) (c)(g)	15,600	15,600
Series EGL 7 05 3026, 1.38% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	17,900	17,900
Series 2001 B2, 0.5% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (c)	5,000	5,000
Series 2001 B3, 0.7% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (c)	10,700	10,700
Series 2001 B5, 0.4% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (c)	33,400	33,400
Series 2001 B6, 0.5% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (c)	3,800	3,800
Series 2001 B7, 0.4% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)(c)	31,000	31,000
Series 2002 A4, 0.57% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)	21,400	21,400
Series 2002 A7, 0.57% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	40,350	40,350
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0044, 1.37% (Liquidity Facility Citibank NA) (c)(g)	13,950	13,950
Series EGL 06 0067, 1.39% (Liquidity Facility Citibank NA) (c)(g)	30,865	30,865
Series EGL 06 34 Class A, 1.37% (Liquidity Facility Citibank NA) (c)(g)	21,110	21,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Gen. Oblig. TRAN 3% 6/30/09	$ 183,700	$ 185,126
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series DB 634, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(e)(g)	14,780	14,780
Series ROC II R 559, 1.33% (Liquidity Facility Citibank NA) (c)(e)(g)	30,665	30,665
Los Angeles Multi-family Hsg. Rev.:
(Channel Gateway Apts. Proj.) Series 1989 B, 0.97%, LOC Freddie Mac, VRDN (c)(e)	51,315	51,315
(Colonia Corona Apts. Proj.) Series D, 0.84%, LOC Citibank NA, VRDN (c)(e)	2,800	2,800
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN Series PZ 158, 1% (Liquidity Facility Wells Fargo & Co.) (c)(g)	11,320	11,320
Series 2004 A1, 1.52% 3/5/09, LOC Bank of America NA, CP	9,800	9,800
Series 2004 A2, 0.5% 12/2/08, LOC Bank of America NA, CP	2,500	2,500
Los Angeles Unified School District:
Participating VRDN:
Series Clipper 07 11, 1.13% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,290	7,290
Series EGL 06 88 Class A, 1.38% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	7,800	7,800
Series EGL 07 0061, 1.37% (Liquidity Facility Citibank NA) (c)(g)	14,500	14,500
TRAN:
Series A, 3% 7/30/09	50,000	50,482
Series A1, 4% 12/29/08	25,600	25,616
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series EGL 7 05 3003, 1.19% (Liquidity Facility Citibank NA) (c)(g)	44,500	44,500
Series 2008 G, 0.6%, LOC Bank of America NA, VRDN (c)	14,000	14,000
2.45% 12/11/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	64,000	64,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN Series EGL 07 71, 1% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	22,350	22,350
Series 2000 B1, 0.7% (Liquidity Facility WestLB AG), VRDN (c)	10,205	10,205
Series 2001 C2, 0.7% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)	41,000	41,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev.: - continued
Series 2004 A2, 0.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 7,100	$ 7,100
Series 2008 A1, 1% (Liquidity Facility Bank of America NA), VRDN (c)	56,440	56,440
Series 2008 A2, 0.8% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	43,750	43,750
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	25,000	25,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.7%, LOC Bank of America NA, VRDN (c)	33,620	33,620
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2008 D, 0.55%, LOC Bank of America NA, VRDN (c)	21,500	21,500
Series 2008 E, 0.55%, LOC Bank of America NA, VRDN (c)	55,700	55,700
Series 2008 F, 0.55%, LOC Bank of America NA, VRDN (c)	13,600	13,600
Olcese Wtr. District Bonds (Rio Bravo Wtr. Delivery Sys. Proj.) Series 1986 A, 1.2% tender 12/22/08, LOC Sumitomo Mitsui Banking Corp., CP mode (e)	6,500	6,500
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.9%, LOC Fannie Mae, VRDN (c)(e)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.9%, LOC Freddie Mac, VRDN (c)(e)	500	500
(Wood Canyon Villas Proj.) Series 2001 E, 0.9%, LOC Fannie Mae, VRDN (c)(e)	2,275	2,275
Orange County Irvine Coast Assessment District #88 1 0.5%, LOC KBC Bank NV, LOC Kredietbank NV, VRDN (c)	2,700	2,700
Orange County Local Trans. Auth. Sales Tax Rev. Series A, 1.6% 2/5/09, LOC Bank of America NA, LOC BNP Paribas SA, CP	12,075	12,075
Orange County Rfdg. Recovery TRAN 3% 6/30/09	16,300	16,436
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series BA 07 1039, 1.43% (Liquidity Facility Bank of America NA) (c)(g)	4,335	4,335
Series MS 06 2222, 0.8% (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	15,597	15,597
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2008 A, 0.8% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	30,950	30,950
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	21,000	21,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Peralta Cmnty. College District Gen. Oblig. Participating VRDN Series BA 08 3027X, 1.43% (Liquidity Facility Bank of America NA) (c)(g)	$ 8,080	$ 8,080
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 1.05%, LOC Fannie Mae, VRDN (c)(e)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	10,850	10,850
Port of Oakland Port Rev. Series D, 1.57% 12/9/08, LOC BNP Paribas SA, LOC Lloyds TSB Bank PLC, CP (e)	2,500	2,500
Rancho Wtr. District Fing. Auth. Rev. Series 2008 B, 0.8%, LOC UBS AG, VRDN (c)	1,500	1,500
Richmond Wastewtr. Rev. Series 2008 A, 0.75%, LOC Union Bank of California, VRDN (c)	4,000	4,000
Riverside County Gen. Oblig. Series B, 1.15% 12/4/08, LOC Bank of Nova Scotia, New York Agcy., CP	12,900	12,900
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.85%, LOC Wells Fargo Bank NA, VRDN (c)(e)	500	500
Riverside County Trans. Commission Sales Tax Rev. Series A:
1.52% 1/6/09, LOC Bank of America NA, CP	7,000	7,000
1.54% 1/6/09, LOC Bank of America NA, CP	8,000	8,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.7%, LOC Bank of America NA, VRDN (c)	19,500	19,500
Riverside Elec. Rev.:
Series 2008 B, 0.7%, LOC Bank of America NA, VRDN (c)	54,900	54,900
Series 2008 C, 0.7%, LOC Bank of America NA, VRDN (c)	24,950	24,950
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	3,655	3,655
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.9%, LOC Fannie Mae, VRDN (c)(e)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.9%, LOC Fannie Mae, VRDN (c)(e)	3,750	3,750
Sacramento County Sanitation District Fing. Auth. Rev.:
(Sacramento Reg'l. County Sanitation District Proj.) Series 2008 B, 0.7%, LOC Bank of America NA, VRDN (c)	12,900	12,900
Series 2008 C, 0.7%, LOC Bank of America NA, VRDN (c)	1,300	1,300
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.9%, LOC Fannie Mae, VRDN (c)(e)	8,225	8,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Hsg. Auth. Multi-family: - continued
(Phoenix Park II Apts. Proj.) 0.84%, LOC Citibank NA, VRDN (c)(e)	$ 9,555	$ 9,555
(Valencia Point Apts. Proj.) 0.9%, LOC Fannie Mae, VRDN (c)(e)	4,900	4,900
Sacramento Muni. Util. District Elec. Rev.:
Series 2008 J, 0.5%, LOC Bank of America NA, VRDN (c)	2,300	2,300
Series 2008 K, 0.4%, LOC Bank of America NA, VRDN (c)	18,650	18,650
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.9%, LOC Fannie Mae, VRDN (c)(e)	21,075	21,075
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2008 A2, 0.52%, LOC Allied Irish Banks PLC, VRDN (c)	3,000	3,000
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 1.1%, LOC Fannie Mae, VRDN (c)	1,675	1,675
San Diego County & School District TRAN:
Series 2008 B, 3.5% 6/30/09	12,600	12,734
3.5% 6/30/09	13,000	13,143
San Diego County Reg'l. Arpt. Auth. Series 2007 B, 1.55% 12/11/08, LOC Lloyds TSB Bank PLC, CP (e)	8,750	8,750
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series B, 1.52% 12/11/08 (Liquidity Facility Dexia Cr. Local de France), CP	17,000	17,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 1.68% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,840	6,840
Series Putters 3028, 1.68% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,715	8,715
San Diego Hsg. Auth. Multi-family Hsg.:
(Bay Vista Apts. Proj.) Series A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	4,800	4,800
(Delta Village Apts. Proj.) Series A, 0.88%, LOC Citibank NA, VRDN (c)(e)	6,900	6,900
(Stratton Apts. Proj.) Series 2000 A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	5,000	5,000
San Diego Unified School District TRAN Series A, 3% 7/1/09	26,800	27,010
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 1.43% (Liquidity Facility Bank of America NA) (c)(g)	6,665	6,665
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 34A, 1.2% (Assured Guaranty Corp. Insured), VRDN (c)(e)	1,950	1,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 36A, 0.95%, LOC Wells Fargo Bank NA, VRDN (c)(e)	$ 34,750	$ 34,750
Second Series 36B, 0.95%, LOC Union Bank of California, VRDN (c)(e)	40,620	40,620
San Francisco City & County Pub. Util. Commission Wtr. Rev. 2.75% 3/12/09, LOC Bank of America NA, CP	33,800	33,800
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 0.84%, LOC Citibank NA, VRDN (c)(e)	7,565	7,565
San Francisco City & County Unified School District TRAN Series 2008, 3% 12/1/09	12,500	12,750
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 2, 0.7%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	11,000	11,000
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Garage Proj.) Series 2008 B, 0.7%, LOC Bank of America NA, LOC California Teachers Retirement Sys., VRDN (c)	18,290	18,290
San Jose Int'l. Arpt. Rev. Participating VRDN Series DBE 644, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(e)(g)	6,595	6,595
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.9%, LOC Fannie Mae, VRDN (c)(e)	20,815	20,815
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.9%, LOC Fannie Mae, VRDN (c)(e)	9,475	9,475
(Las Ventanas Apts. Proj.) Series 2008 B, 0.9%, LOC Freddie Mac, VRDN (c)	12,950	12,950
San Pablo Redev. Agcy. 1.1%, LOC Union Bank of California, VRDN (c)	9,000	9,000
Santa Ana Hsg. Auth. 0.9%, LOC Fannie Mae, VRDN (c)(e)	8,140	8,140
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.7%, LOC Bank of America NA, VRDN (c)	17,400	17,400
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 1.15%, LOC Union Bank of California, VRDN (c)(e)	12,145	12,145
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.65%, LOC Fannie Mae, VRDN (c)	1,300	1,300
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.9%, LOC Fannie Mae, VRDN (c)(e)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	29,925	29,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)(e)	$ 2,630	$ 2,630
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	17,500	17,500
Sonoma County Gen. Oblig. TRAN 3% 10/29/09	67,700	68,711
South Placer Wastewtr. Auth. Rev. Series 2008 A, 0.35%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (c)	12,400	12,400
Univ. of California Revs.:
Bonds Series K, 5% 5/15/09	7,360	7,477
Participating VRDN:
Series Putters 2496, 1.68% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,660	2,660
Series Putters 2497, 0.98% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	825	825
		5,822,760
Colorado - 0.1%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.81%, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series B3, 0.93% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	6,750	6,750
		8,750
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Choate Rosemary Hall Proj.) Series D, 0.65%, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Yale Univ. Proj.) Series U1, 0.4%, VRDN (c)	1,000	1,000
		3,500
Florida - 0.1%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2003 A, 1.55% 12/3/08, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (e)	5,256	5,256
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.92%, LOC Fannie Mae, VRDN (c)	1,900	1,900
		7,156
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - 0.6%
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) First Series 2008, 1.15%, VRDN (c)(e)	$ 6,000	$ 6,000
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 B, 1.05%, LOC Landesbank Baden-Wuert, VRDN (c)	14,000	14,000
Hall County Gainesville Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 1.2% (Assured Guaranty Corp. Insured), VRDN (c)	20,000	20,000
		40,000
Illinois - 0.2%
Illinois Edl. Facilities Auth. Revs. (Elmhurst College Proj.) 0.9%, LOC JPMorgan Chase Bank, VRDN (c)	1,300	1,300
Illinois Fin. Auth. Rev. Participating VRDN Series Putters 3174, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,395	3,395
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 0.9%, LOC JPMorgan Chase Bank, VRDN (c)	5,400	5,400
		10,095
Maryland - 0.0%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 C, 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	1,000	1,000
Michigan - 0.1%
Wayne County Arpt. Auth. Rev. Series 2008 E, 1.05%, LOC JPMorgan Chase Bank, VRDN (c)(e)	7,100	7,100
Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 C, 0.76%, LOC Wells Fargo Bank NA, VRDN (c)	5,800	5,800
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 C, 0.95% (Chevron Corp. Guaranteed), VRDN (c)	2,100	2,100
Missouri - 0.0%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 A2, 0.8%, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
Nevada - 0.6%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 1.25%, LOC Bayerische Landesbank, VRDN (c)(e)	19,200	19,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.: - continued
Series 2005 A2, 1.25%, LOC Bayerische Landesbank, VRDN (c)(e)	$ 19,200	$ 19,200
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	1,925	1,925
		40,325
New York - 0.3%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beacon Mews Dev. Proj.) Series 2006 A, 0.85%, LOC Citibank NA, VRDN (c)(e)	10,500	10,500
(First Avenue Dev. Proj.) Series A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	1,795	1,795
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.8%, LOC Fannie Mae, VRDN (c)(e)	5,000	5,000
(Brittany Dev. Proj.) Series A, 0.9%, LOC Fannie Mae, VRDN (c)(e)	1,000	1,000
		18,295
North Carolina - 0.1%
Charlotte Gen. Oblig. Series 2007, 0.95% (Liquidity Facility KBC Bank NV), VRDN (c)	1,600	1,600
Wake County Gen. Oblig. Series 2003 C, 0.87% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)	7,600	7,600
		9,200
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 1%, LOC Bank of Nova Scotia, VRDN (c)	47,800	47,800
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Putters 2761, 1.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	9,990	9,990
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	16,400	16,545
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	9,100	9,181
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	8,300	8,374
		91,890
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.1%
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 1.05%, LOC Landesbank Baden-Wuert, VRDN (c)	$ 5,595	$ 5,595
Texas - 0.4%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1994, 0.95%, VRDN (c)(e)	2,300	2,300
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.8%, LOC Compass Bank, VRDN (c)	4,850	4,850
Houston Util. Sys. Rev. Series 2004 A, 1.75% 12/1/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,900	10,900
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (St. Augustine Estate Proj.) Series 2005, 0.98%, LOC JPMorgan Chase Bank, VRDN (c)(e)	7,650	7,650
		25,700
Virginia - 0.3%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.9%, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 1.05%, LOC Landesbank Baden-Wuert, VRDN (c)	8,690	8,690
		18,690
Washington - 0.2%
Seattle Wtr. Sys. Rev. Series 2002 B, 0.95%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	12,800	12,800
	Shares
Other - 0.7%
Fidelity Municipal Cash Central Fund, 1.04% (a)(d)	44,012,000	44,012
TOTAL INVESTMENT PORTFOLIO - 94.9% (Cost $6,187,068)		6,187,068
NET OTHER ASSETS - 5.1%		332,158
NET ASSETS - 100%		$ 6,519,226
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,954,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 06 1858, 0.8% (Liquidity Facility Wells Fargo & Co.)	12/6/07	$ 3,357
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.8% (Liquidity Facility Wells Fargo & Co.)	12/21/07 - 8/15/08	$ 15,597
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1,998
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,187,068	$ -	$ 6,187,068	$ -
Income Tax Information
At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $6,187,068,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

November 30, 2008

1.810689.104

SCM-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.2%
	Principal Amount (000s)	Value (000s)
Arizona - 0.1%
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.9%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,300	$ 3,300
California - 93.1%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Casa De Las Campanas, Inc. Proj.) Series 2007 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	6,700	6,700
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 1.01% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	62,485	62,485
Series EGL 07 0053, 1% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,465	3,465
Berkeley Gen. Oblig. TRAN 4% 10/29/09	5,000	5,078
California Communities Note Prog. TRAN:
Series 2008 A3, 3% 6/30/09	12,150	12,244
Series 2008 A4, 3% 6/30/09	10,400	10,480
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Participating VRDN Series PT 607, 1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	4,115	4,115
Series 1, 1.55% 12/3/08, CP	5,368	5,368
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series 2002 A, 5.5% 5/1/09	7,935	8,061
Participating VRDN Series Putters 2665, 1.68% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,990	2,990
Series 2002 B1, 0.5%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	100,550	100,550
Series 2002 B2, 0.65%, LOC BNP Paribas SA, VRDN (b)	91,275	91,275
Series 2002 B3, 0.5%, LOC Bank of New York, New York, VRDN (b)	9,250	9,250
Series 2002 B4, 0.8%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	35,210	35,210
Series 2002 C10, 0.5%, LOC Landesbank Hessen-Thuringen, VRDN (b)	18,780	18,780
Series 2002 C11, 0.3%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	44,865	44,865
Series 2002 C12, 0.5%, LOC Landesbank Hessen-Thuringen, VRDN (b)	17,700	17,700
Series 2002 C14, 0.7%, LOC WestLB AG, VRDN (b)	37,385	37,385
Series 2002 C4, 0.45%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (b)	114,670	114,671
Series 2002 C8, 0.35%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	31,800	31,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2005 F2, 0.7%, LOC JPMorgan Chase Bank, LOC Societe Generale, VRDN (b)	$ 61,035	$ 61,035
Series 2005 F3, 0.5%, LOC Bank of New York, New York, LOC California Pub. Employees' Retirement Sys., VRDN (b)	95,690	95,690
Series 2005 G1, 0.4%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	1,060	1,060
Series 2005 G2, 0.45%, LOC Lloyds TSB Bank PLC, VRDN (b)	800	800
Series 2008 J2, 0.4%, LOC JPMorgan Chase Bank, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	1,400	1,400
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.88% (Liquidity Facility Bank of America NA) (b)(e)	3,500	3,500
Series BBT 08 28, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	7,280	7,280
California Econ. Recovery:
Bonds Series 2008 A:
3% 1/1/09	25,300	25,331
5% 7/1/09	6,000	6,117
Series 2004 C1, 0.65% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	1,385	1,385
Series 2004 C3, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	20,800	20,800
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BBT 2014, 0.9% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	2,240	2,240
Series DB 373, 0.94% (Liquidity Facility Deutsche Bank AG) (b)(e)	4,542	4,542
Series EGL 07 0066, 1% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	10,550	10,550
Series Putters 2495, 0.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,595	1,595
Series ROC II R 8140, 1.01% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,700	6,700
Series ROC II R 9297, 1.01% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,000	6,000
Series SGB 45, 1% (Liquidity Facility Societe Generale) (b)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Stanford Univ. Proj.):
Series L, 0.3%, VRDN (b)	$ 300	$ 300
Series L1, 0.3%, VRDN (b)	375	375
Series L2, 0.3%, VRDN (b)	1,000	1,000
Series L3, 0.3%, VRDN (b)	2,300	2,300
Series L6, 0.3%, VRDN (b)	175	175
Participating VRDN Series Floaters 08 38C, 0.96% (Liquidity Facility Wells Fargo & Co.) (b)(e)	15,525	15,525
California Edl. Facility Auth. Stanford Univ. Rev.:
0.5% 1/15/09, CP	15,000	15,000
3.5% 2/17/09, CP	15,001	15,001
California Gen. Oblig.:
Bonds:
4% 3/1/09	12,140	12,191
4% 4/1/09	11,300	11,386
4.5% 2/1/09	6,520	6,556
5% 2/1/09	3,000	3,015
5% 2/1/09	2,285	2,300
5.25% 12/1/08	2,000	2,000
5.5% 4/1/09	3,000	3,038
5.5% 9/1/29 (Pre-Refunded to 9/1/09 @ 101) (d)	10,000	10,357
6.6% 2/1/09	1,325	1,335
Participating VRDN:
Series MS 06 2178, 0.8% (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	8,587	8,587
Series Solar 05 4, 0.8% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	14,800	14,800
Series Solar 06 11, 0.8% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	22,865	22,865
Series 2003 A1, 0.65%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (b)	16,750	16,750
Series 2003 A2, 0.8%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (b)	26,500	26,500
Series 2003 B1, 0.4%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	6,600	6,600
Series 2003 B2, 0.4%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	2,400	2,400
Series 2003 B3, 0.45%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	44,920	44,920
Series 2003 B4, 0.5%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	19,000	19,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2003 C1, 0.65%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (b)	$ 17,220	$ 17,220
Series 2003 C2, 0.65%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (b)	6,145	6,145
Series 2004 A10, 0.35%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	13,300	13,300
Series 2004 A2, 0.6%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	2,250	2,250
Series 2004 B5, 0.5%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,415	3,415
Series 2005 B2, 0.4%, LOC Societe Generale, VRDN (b)	2,040	2,040
Series 2005 B6, 0.6%, LOC KBC Bank NV, VRDN (b)	3,670	3,670
Series B-1, 0.8%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,900	4,900
California Health Facilities Fing. Auth. Rev.:
Participating VRDN:
Series EGL 07 147, 1.11% (Liquidity Facility Citibank NA) (b)(e)	12,000	12,000
Series MS 06 1858, 0.8% (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	3,349	3,349
Series Putters 2828, 0.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,230	5,230
(Catholic Healthcare West Proj.):
Series 2004 J, 0.57%, LOC Bank of America NA, VRDN (b)	500	500
Series 2005 H, 0.57%, LOC Bank of America NA, VRDN (b)	4,800	4,800
Series 2008 A, 0.57%, LOC Bank of America NA, VRDN (b)	24,000	24,000
Series 2008 C, 0.57%, LOC Bank of America NA, VRDN (b)	8,000	8,000
(Kaiser Permanente Health Sys. Proj.) Series 2006 C, 0.45%, VRDN (b)	31,665	31,665
(Northern California Presbyterian Homes Proj.) Series 2004, 0.8%, LOC Allied Irish Banks PLC, VRDN (b)	4,400	4,400
(Scripps Health Proj.):
Series 2008 D, 0.57%, LOC Bank of America NA, VRDN (b)	12,525	12,525
Series 2008 E, 0.57%, LOC Bank of America NA, VRDN (b)	20,975	20,975
(Stanford Hosp. and Clinics Proj.) Series 2008 A2, 0.4%, LOC Bank of America NA, VRDN (b)	51,400	51,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds (The J. Paul Getty Trust Proj.):
Series 2007 A2, 1.7%, tender 4/1/09 (b)	$ 8,500	$ 8,500
Series 2007 A3, 1.7%, tender 4/1/09 (b)	6,000	6,000
(California Academy of Sciences Proj.):
Series 2008 B, 0.5%, LOC Allied Irish Banks PLC, VRDN (b)	10,500	10,500
Series 2008 E:
0.5%, LOC Northern Trust Co., Chicago, VRDN (b)	5,200	5,200
0.5%, LOC Wells Fargo Bank NA, VRDN (b)	3,600	3,600
(Los Angeles County Museum of Natural History Foundation Proj.) Series 2008 B, 0.5%, LOC Bank of New York, New York, VRDN (b)	5,700	5,700
(Orange County Performing Arts Ctr. Proj.) Series 2008 B, 0.45%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)	10,000	10,000
(RAND Corp. Proj.):
Series 2008 A, 0.7%, LOC Bank of America NA, VRDN (b)	10,200	10,200
Series 2008 B, 0.7%, LOC Bank of America NA, VRDN (b)	15,500	15,500
(The American Nat'l. Red Cross Proj.) Series 2008, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,500	6,500
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.):
Series 2008 A, 0.55%, LOC Wells Fargo Bank NA, VRDN (b)	3,000	3,000
Series 2008 B, 0.55%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.75%, LOC JPMorgan Chase Bank, VRDN (b)	38,000	38,000
Series 1996 E, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	30,200	30,200
Series 1996 F, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	52,100	52,100
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.88% (Liquidity Facility Bank of America NA) (b)(e)	6,650	6,650
California State Univ. Rev.:
Participating VRDN Series Putters 2824, 1.68% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	8,950	8,950
Series 2001 A:
1.33% 12/2/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,160	2,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2001 A:
1.4% 12/3/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 5,400	$ 5,400
California Statewide Communities Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2004 K:
1.5% tender 3/2/09, CP mode	5,000	5,000
1.8% tender 3/5/09, CP mode	9,700	9,700
2.65% tender 1/28/09, CP mode	24,000	24,000
Series 2008 C, 1.95%, tender 5/28/09 (b)	12,000	12,000
Series D, 1.5% tender 3/2/09, CP mode	6,000	6,000
(Catholic Healthcare West Proj.) Series 2008 F, 0.57%, LOC Bank of America NA, VRDN (b)	2,000	2,000
(Children's Hosp. Los Angeles Proj.) Series 2008 B, 0.7%, LOC Bank of America NA, VRDN (b)	16,000	16,000
(Cottage Health Sys. Obligated Group Proj.):
Series 2008 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	25,000	25,000
Series 2008 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	22,000	22,000
(Culinary Institute of America Proj.) Series 2008, 0.75%, LOC Allied Irish Banks PLC, VRDN (b)	3,000	3,000
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 0.45%, VRDN (b)	12,000	12,000
Series 2003 A, 0.45%, VRDN (b)	8,200	8,200
Series 2003 D, 0.4%, VRDN (b)	12,800	12,800
Series 2004 J, 0.45%, VRDN (b)	30,000	30,000
Series 2004 L, 0.45%, VRDN (b)	7,000	7,000
Series 2004 M, 0.45%, VRDN (b)	62,280	62,280
Series 2008 A, 0.4%, VRDN (b)	24,200	24,200
(Los Angeles County Museum of Art Proj.):
Series 2008 B, 0.52%, LOC Wells Fargo Bank NA, VRDN (b)	23,000	23,000
Series 2008 C, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)	11,755	11,755
(St. Mary and All Angels School Proj.) Series 2006, 0.7%, LOC Allied Irish Banks PLC, VRDN (b)	2,855	2,855
Series 2008 B, 0.65% 2/2/09, CP	25,000	25,000
Central Basin Muni. Wtr. District Rev. Ctfs. of Prtn. (Central Basin Rfdg. Proj.):
Series 2008 A, 0.52%, LOC Allied Irish Banks PLC, VRDN (b)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Central Basin Muni. Wtr. District Rev. Ctfs. of Prtn. (Central Basin Rfdg. Proj.): - continued
Series 2008 B, 0.52%, LOC Allied Irish Banks PLC, VRDN (b)	$ 8,125	$ 8,125
Contra Costa County Gen. Oblig. TRAN Series A, 4% 12/5/08	3,100	3,101
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2008 A, 0.45% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	2,000	2,000
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series EGL 7 05 0045, 1.37% (Liquidity Facility Citibank NA) (b)(e)	7,900	7,900
Series 1988:
0.85% 2/5/09, CP	11,400	11,400
1.48% 12/10/08, CP	37,200	37,200
Series 2008 B3, 0.45% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	20,625	20,625
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,870	7,870
Fremont Gen. Oblig. TRAN 3% 9/29/09	12,700	12,836
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series Putters 2091, 1.18% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	21,065	21,065
Grossmont-Cuyamaca Cmnty. College District Participating VRDN Series WF 08 31Z, 0.96% (Liquidity Facility Wells Fargo & Co.) (b)(e)	11,085	11,085
Irvine Impt. Bond Act of 1915 (Assessment District #97-17 Proj.) 0.7%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	10,100	10,100
Irvine Ranch Wtr. District Rev.:
(District #105 Impt. Proj.) Series 2008 B, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	11,900	11,900
(District #105, 113, 135, 161, 182, 213, 235, 250, 261 Impt. Proj.) Series 2008 A, 0.7%, LOC Landesbank Baden-Wuert, VRDN (b)	37,100	37,100
Kern County Gen. Oblig. TRAN 3% 6/30/09	25,000	25,199
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 B, 0.5%, LOC Bank of America NA, VRDN (b)	4,000	4,000
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 1.01% (Liquidity Facility Citibank NA) (b)(e)	7,400	7,400
Series Putters 2864, 1.68% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,785	4,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 0.7%, LOC Freddie Mac, VRDN (b)	$ 15,760	$ 15,760
Los Angeles County Gen. Oblig.:
TRAN Series A, 3% 6/30/09	22,000	22,174
1.6% 12/8/08, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	25,000	25,000
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev.:
(Malibu Meadows II Proj.) Series 1998 C, 0.65%, LOC Fannie Mae, VRDN (b)	1,200	1,200
(Malibu Meadows Proj.) Series 1998 B, 0.65%, LOC Fannie Mae, VRDN (b)	1,800	1,800
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series EGL 03 27, 1.37% (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
Los Angeles Dept. Arpt. Rev. Series 2002 C1, 0.7%, LOC BNP Paribas SA, VRDN (b)	10,900	10,900
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series BA 08 3040X, 1.43% (Liquidity Facility Bank of America NA) (b)(e)	6,665	6,665
Series EGL 06 10 Class A, 1.39% (Liquidity Facility Citibank NA) (b)(e)	10,400	10,400
Series EGL 7 05 3026, 1.38% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	81,100	81,100
Series Putters 1272, 1.68% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,605	3,605
Series Putters 1302Z, 1.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,995	7,995
Series 2001 B2, 0.5% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	6,895	6,895
Series 2001 B3, 0.7% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	53,600	53,600
Series 2001 B6, 0.5% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	9,900	9,900
Series 2001 B7, 0.4% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	6,000	6,000
Series 2002 A2, 0.55% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Series 2002 A4, 0.57% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	$ 16,900	$ 16,900
1.5% 12/10/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	7,000	7,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0044, 1.37% (Liquidity Facility Citibank NA) (b)(e)	9,300	9,300
Series EGL 06 0067, 1.39% (Liquidity Facility Citibank NA) (b)(e)	20,500	20,500
Series EGL 06 34 Class A, 1.37% (Liquidity Facility Citibank NA) (b)(e)	14,000	14,000
Series Solar 06 48, 0.98% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	15,565	15,565
Los Angeles Gen. Oblig. TRAN 3% 6/30/09	96,300	97,084
Los Angeles Hsg. Auth. Multi-family Hsg. Rev. (Meadowridge Apt. Proj.) Series 1994 B, 0.85%, LOC Fannie Mae, VRDN (b)	300	300
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN Series PZ 158, 1% (Liquidity Facility Wells Fargo & Co.) (b)(e)	7,800	7,800
Series 2004 A1, 1.52% 3/5/09, LOC Bank of America NA, CP	8,200	8,200
Los Angeles Unified School District:
Participating VRDN:
Series BA 08 1049, 1.43% (Liquidity Facility Bank of America NA) (b)(e)	13,000	13,000
Series BA 08 1069, 1.43% (Liquidity Facility Bank of America NA) (b)(e)	795	795
Series BBT 2037, 0.85% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	8,915	8,915
Series EGL 06 88 Class A, 1.38% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	4,515	4,515
Series EGL 07 0061, 1.37% (Liquidity Facility Citibank NA) (b)(e)	9,625	9,625
Series EGL 07 0155, 1.37% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	6,600	6,600
TRAN:
Series A, 3% 7/30/09	42,000	42,405
Series A1, 4% 12/29/08	28,000	28,023
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 1.19% (Liquidity Facility Citibank NA) (b)(e)	$ 29,500	$ 29,500
Series Putters 2254, 1.48% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,795	5,795
Series 2008 A, 0.4%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	19,000	19,000
Series 2008 C, 0.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	16,900	16,900
Series 2008 F1, 0.7%, LOC Bank of America NA, VRDN (b)	68,510	68,510
Series 2008 F2, 0.7%, LOC Bank of America NA, VRDN (b)	18,115	18,115
2.4% 12/11/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
2.45% 12/11/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	10,000	10,000
2.45% 12/11/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	46,500	46,500
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 1.05%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,800	8,800
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN:
Series BA 08 1062, 0.88% (Liquidity Facility Bank of America NA) (b)(e)	6,525	6,525
Series BA 08 1087, 0.88% (Liquidity Facility Bank of America NA) (b)(e)	4,375	4,375
Series EGL 07 0044, 1% (Liquidity Facility Bayerische Landesbank) (b)(e)	20,680	20,680
Series EGL 07 71, 1% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	16,600	16,600
Series 2000 B1, 0.7% (Liquidity Facility WestLB AG), VRDN (b)	15,375	15,375
Series 2000 B2, 0.5% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (b)	22,500	22,500
Series 2001 C1, 0.65% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	4,900	4,900
Series 2008 A1, 1% (Liquidity Facility Bank of America NA), VRDN (b)	86,475	86,475
Series 2008 A2, 0.8% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	69,130	69,130
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.7%, LOC Bank of America NA, VRDN (b)	28,100	28,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 0.7% (Assured Guaranty Corp. Insured), VRDN (b)	$ 9,900	$ 9,900
Morgan Hill Redev. Agcy. Tax (Ojo de Agua Redev. Proj.) Series 2008 A, 0.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	1,700	1,700
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2008 D, 0.55%, LOC Bank of America NA, VRDN (b)	14,500	14,500
Series 2008 E, 0.55%, LOC Bank of America NA, VRDN (b)	23,100	23,100
Series 2008 F, 0.55%, LOC Bank of America NA, VRDN (b)	36,700	36,700
Orange County Apt. Dev. Rev.:
(Aliso Creek Proj.) Series 1992 B, 0.7%, LOC Freddie Mac, VRDN (b)	18,300	18,300
(Riverbend Apts. Proj.) Series 1999 B, 0.65%, LOC Freddie Mac, VRDN (b)	9,650	9,650
Orange County Hsg. Auth. Apt. Dev. Rev. (Village Niguel Issue) Series 1985 AA, 0.7%, LOC Bank of America NA, VRDN (b)	3,200	3,200
Orange County Irvine Coast Assessment District #88 1 0.5%, LOC KBC Bank NV, LOC Kredietbank NV, VRDN (b)	4,550	4,550
Orange County Rfdg. Recovery TRAN 3% 6/30/09	13,700	13,815
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series BA 07 1039, 1.43% (Liquidity Facility Bank of America NA) (b)(e)	4,000	4,000
Series ROC II R 11304, 1.38% (Liquidity Facility Citibank NA) (b)(e)	14,455	14,455
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2008 A, 0.8% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	35,100	35,100
Peralta Cmnty. College District Gen. Oblig. Participating VRDN Series BA 08 3032X, 1.43% (Liquidity Facility Bank of America NA) (b)(e)	3,490	3,490
Rancho Wtr. District Fing. Auth. Rev.:
Participating VRDN Series BA 08 3024X, 1.43% (Liquidity Facility Bank of America NA) (b)(e)	9,520	9,520
Series 2008 B, 0.8%, LOC UBS AG, VRDN (b)	5,050	5,050
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.7%, LOC Bank of America NA, VRDN (b)	20,500	20,500
Riverside Elec. Rev.:
Series 2008 B, 0.7%, LOC Bank of America NA, VRDN (b)	2,000	2,000
Series 2008 C, 0.7%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Sanitation District Fing. Auth. Rev.:
Participating VRDN Series Putters 2821, 1.68% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 6,620	$ 6,620
(Sacramento Reg'l. County Sanitation District Proj.) Series 2008 B, 0.7%, LOC Bank of America NA, VRDN (b)	4,800	4,800
Sacramento Multi-family Hsg. Auth. Rev. (Smoketree Apts. Proj.) Series 1990 A, 0.7%, LOC Fannie Mae, VRDN (b)	6,615	6,615
Sacramento Muni. Util. District Elec. Rev.:
Series 2007 J, 0.85% 12/5/08, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	6,500	6,500
Series 2008 J, 0.5%, LOC Bank of America NA, VRDN (b)	2,400	2,400
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2008 A2, 0.52%, LOC Allied Irish Banks PLC, VRDN (b)	6,000	6,000
San Diego County & School District TRAN Series 2008 B, 3.5% 6/30/09	11,000	11,117
San Diego County Ctfs. of Prtn. (Sidney Kimmel Cancer Ctr. Proj.) Series 2005, 0.7%, LOC Bank of America NA, VRDN (b)	4,140	4,140
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 1.8% 12/1/08 (Liquidity Facility Dexia Cr. Local de France), CP	8,500	8,500
San Diego Unified School District:
Participating VRDN Series SGA 01 120, 1% (Liquidity Facility Societe Generale) (b)(e)	22,565	22,565
TRAN Series A, 3% 7/1/09	23,200	23,382
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	16,660	16,660
Series ROC II R 11251, 1.01% (Liquidity Facility Citibank NA) (b)(e)	1,975	1,975
Series ROC II R 12020, 1.01% (Liquidity Facility Citibank NA) (b)(e)	5,895	5,895
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 1.53% (Liquidity Facility Bank of America NA) (b)(e)	2,500	2,500
San Francisco City & County Pub. Util. Commission Wtr. Rev. 2.75% 3/12/09, LOC Bank of America NA, CP	27,200	27,200
San Francisco County Trans. Auth.:
Series 2004 A, 1.25% 12/3/08 (Liquidity Facility Landesbank Baden-Wuert), CP	5,500	5,500
Series 2004 B, 1.48% 1/8/09 (Liquidity Facility Landesbank Baden-Wuert), CP	9,400	9,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 0.8% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 17,710	$ 17,710
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2008 A, 0.5%, LOC Bank of Nova Scotia, New York Agcy., LOC California Teachers Retirement Sys., VRDN (b)	5,810	5,810
San Jose Redev. Agcy. Rev. (Merged Area Redev. Proj.) Series 1996 B, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	2,620	2,620
San Jose Unified School District Santa Clara County Participating VRDN Series DB 696, 0.85% (Liquidity Facility Deutsche Bank AG) (b)(e)	4,925	4,925
San Ramon Valley Union School District TRAN Series 2008, 3.25% 11/17/09	20,000	20,374
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.7%, LOC Bank of America NA, VRDN (b)	15,000	15,000
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 0.99% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	7,415	7,415
Sequoia Union High School District TRAN 2.5% 6/30/09	17,000	17,081
Sonoma County Gen. Oblig. TRAN 3% 10/29/09	47,300	48,006
South Placer Wastewtr. Auth. Rev. Series 2008 B, 0.35%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	300	300
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 A, 0.56%, LOC JPMorgan Chase Bank, VRDN (b)	13,000	13,000
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.7%, LOC Bank of America NA, VRDN (b)	6,985	6,985
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 1.68% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,590	4,590
Tustin Impt. Board Act 1915 (Reassessment District No. 95 Proj.) Series 2A, 0.7%, LOC Bank of New York, New York, VRDN (b)	8,269	8,269
Univ. of California Revs. Participating VRDN:
Series EGL 7050006 Class A, 1.39% (Liquidity Facility Citibank NA) (b)(e)	4,890	4,890
Series Putters 2475, 0.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,040	1,040
Series Solar 06 39, 0.8% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,140	10,140
Val Verde Unified School District Ctfs. of Prtn. Series 2008 A, 0.7%, LOC Bank of America NA, VRDN (b)	8,525	8,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ventura County Gen. Oblig. TRAN 3.5% 7/1/09	$ 30,000	$ 30,326
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.9%, LOC Bank of America NA, VRDN (b)	11,000	11,000
		3,937,404
Georgia - 0.1%
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.8%, LOC Fannie Mae, VRDN (b)	1,225	1,225
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Winterscreek Apt. Proj.) 0.9%, LOC Fannie Mae, VRDN (b)	2,200	2,200
		3,425
Indiana - 0.1%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 1.03% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	1,530	1,530
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.8%, LOC Royal Bank of Scotland PLC, VRDN (b)	2,000	2,000
		3,530
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 1.45%, LOC KBC Bank NV, VRDN (b)	5,000	5,000
Minnesota - 0.2%
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2008 B, 1.08% (Assured Guaranty Corp. Insured), VRDN (b)	10,930	10,930
Pennsylvania - 0.3%
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,850	8,850
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,500	3,500
		12,350
Puerto Rico - 0.9%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.8%, LOC UBS AG, VRDN (b)	4,800	4,800
Series 2007 A7, 0.7%, LOC UBS AG, VRDN (b)	9,600	9,600
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	11,300	11,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
TRAN:
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	$ 6,300	$ 6,356
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	5,700	5,750
		37,906
South Carolina - 0.2%
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 1.05%, LOC Landesbank Baden-Wuert, VRDN (b)	9,400	9,400
Texas - 0.3%
Houston Util. Sys. Rev. Series 2004 A, 1.75% 12/1/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	12,530	12,530
Virginia - 0.2%
Hanover County Eda Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.77%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,850	6,850
Washington - 0.2%
Seattle Wtr. Sys. Rev. Series 2002 A, 0.88%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	3,300	3,300
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr. Proj.) Series 2008 A, 0.6%, LOC Allied Irish Banks PLC, VRDN (b)	4,800	4,800
		8,100
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Lutheran College Proj.) 1.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,570	4,570
	Shares
Other - 1.3%
Fidelity Tax-Free Cash Central Fund, 0.88% (a)(c)	57,294,000	57,294
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $4,112,589)		4,112,589
NET OTHER ASSETS - 2.8%		118,369
NET ASSETS - 100%		$ 4,230,958
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,936,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Participating VRDN Series MS 06 2178, 0.8% (Liquidity Facility Wells Fargo & Co.)	12/12/07	$ 8,587
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 06 1858, 0.8% (Liquidity Facility Wells Fargo & Co.)	6/14/07	$ 3,349
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,400
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,112,589	$ -	$ 4,112,589	$ -
Income Tax Information
At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $4,112,589,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2009